Commitments & Contingencies (Details) - USD ($)		12 Months Ended
	Apr. 20, 2023	Jun. 30, 2023
Commitments & Contingencies (Details) [Line Items]
Aggregate gross purchase	$ 50,000,000
Aggregate shares		250,000
Aggregate amount		$ 250,000
Purchase shares		500,000
Cash amount		$ 2,500,000
Converted shares		750,000
Series A Preferred Stock [Member]
Commitments & Contingencies (Details) [Line Items]
Aggregate shares		9,250,000
Cash amount		$ 500,000